Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
At 1 January 2019	$ 1,098
Additions
Depreciation	(256)
Finance lease receivable	(328)
Loss on disposal	(74)
Foreign exchange movements	(6)
At 31 December 2019	$ 433